Preferred Stock	9 Months Ended
Dec. 31, 2012
Preferred Stock
8.	Preferred Stock

The Company’s Charter authorized 5,000,000 shares of preferred stock, $0.001 par value per share. As of December 31, 2012, no certificate of designations defining the rights and preferences of the preferred stock had been filed and no shares of preferred stock were outstanding.